TRADE AND NOTES RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
SCHEDULE OF TRADE AND NOTES RECEIVABLES, NET

As of December 31, 2021and 2022, trade and notes receivables, net consist of the following:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Trade and notes receivables	173,326	160,630	20,593
Less: Provision for doubtful accounts	(58,612)	(59,497)	(7,628)
	114,714	101,133	12,965

SUMMARY OF CHANGES IN PROVISION FOR DOUBTFUL ACCOUNTS

The following table summarizes the changes in provision for doubtful accounts:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Beginning balance	48,842	58,612	7,514
Charge to expense	8,211	6,052	776
Exchange difference	1,559	(5,167)	(662)
Ending balance	58,612	59,497	7,628